Voyage Expenses And Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2014
Voyage Expenses And Vessel Operating Expenses (Abstract)
Voyage Expenses And Vessel Operating Expenses (Table Text Block)
	For the year ended December 31,
	2014	2013	2012
Voyage expenses:
Commissions	$3,597	$2,742	$1,752
Bunkers	1,802	2,473	3,921
Port expenses	166	226	-
Other	680	649	(5)
Total	$6,245	$6,090	$5,668

Vessel operating expenses:
Crew costs and related costs	$28,945	$21,154	$13,230
Insurance expense	4,502	3,780	2,830
Spares, repairs, maintenance and other expenses	6,710	6,545	2,231
Stores and lubricants	6,535	5,022	3,115
Management fees	12,475	16,395	21,784
Vetting, insurances, spares and repairs (Note 4)	840	644	1,850
Other operating expenses	2,022	1,783	720
Total	$62,029	$55,323	$45,760